CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained losses	Total	Non-controlling interests
Beginning balance (Restated) at Dec. 31, 2017	€ (321)	€ 3	€ 420	€ (147)	€ 13	€ (7)	€ 25	€ (636)	€ (329)	€ 8
Beginning balance at Dec. 31, 2017	(319)	3	420	(147)	13	(7)	25	(634)	(327)	8
Change in accounting policies | Change in accounting policies	(2)							(2)	(2)
Net (loss) / income	190							188	188	2
Other comprehensive (loss) / income	7			18	(21)	10			7
Total comprehensive (loss) / income	197			18	(21)	10		188	195	2
Share-based compensation	12						12		12
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2018	(114)	3	420	(129)	(8)	3	37	(448)	(122)	8
Net (loss) / income	64							59	59	5
Other comprehensive (loss) / income	(49)			(48)	(2)	1			(49)
Total comprehensive (loss) / income	15			(48)	(2)	1		59	10	5
Share-based compensation	16						16		16
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2019	(85)	3	420	(177)	(10)	4	53	(389)	(96)	11
Net (loss) / income	(17)							(21)	(21)	4
Other comprehensive (loss) / income	(14)			(15)	19	(17)			(13)	(1)
Total comprehensive (loss) / income	(31)			(15)	19	(17)		(21)	(34)	3
Share-based compensation	15						15		15
Transactions with non-controlling interests	0
Ending balance at Dec. 31, 2020	€ (101)	€ 3	€ 420	€ (192)	€ 9	€ (13)	€ 68	€ (410)	€ (115)	€ 14